Current and Deferred Income Taxes - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Current and Future Income Taxes (Textual)
Statutory income tax rate		21.00%	21.00%
Investment tax credits expire, description		Expire between 2029 and 2039.
U.S. federal corporate tax rate			21.00%
Revalued deferred tax assets			$ 138,516
US and Canadian [Member]
Current and Future Income Taxes (Textual)
Operating loss carryforwards		$ 43,200,000	34,700,000
Net operating loss expire, description		Expiring in 2029.
British Columbia [Member]
Current and Future Income Taxes (Textual)
Non-refundable federal investment tax credits		$ 166,000	127,633
Investment tax credits expire, description		Expire between 2019 and 2029.
Canadian scientific research and development [Member]
Current and Future Income Taxes (Textual)
Non-refundable federal investment tax credits		$ 2,000,000	1,500,000
Canadian [Member]
Current and Future Income Taxes (Textual)
Non-refundable federal investment tax credits		$ 303,969	$ 226,778
Minimum
Current and Future Income Taxes (Textual)
U.S. federal corporate tax rate	21.00%
Maximum
Current and Future Income Taxes (Textual)
U.S. federal corporate tax rate	35.00%